Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the six months ended June 30,
	2021	2020
	(unaudited)	(unaudited)
Current income tax expenses	$(528,266)	$(688,308)
Deferred income tax benefits	485,654	165,829
	$(42,612)	$(522,479)

Schedule of deferred tax assets
	June 30, 2021	December 31, 2020
	(unaudited)
Excess advertising expense	$820,649	$699,717
Deferred intangible assets amortization	21,573	22,983
Net operating loss carrying forward	369,709	7,666
Share-based compensation	79,402	65,181
	$1,291,333	$795,547